TAXATION - Components of (loss)/income before income tax (benefit)/expense, Current and deferred portions of income tax (benefit)/expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Components of (loss)/income before income tax expense
(Loss)/income before income tax expense	$ 306,818	¥ 2,109,528	¥ 474,579	¥ (59,681)
Loss from non-China operations		(13,479)	(11,125)	(12,943)
(Loss)/income from China operations		2,123,007	485,704	(46,738)
Income tax expense applicable to China operations	$ 19,231	¥ 132,222	¥ 234,227	¥ 58,258
Effective tax rate for China operations	6.20%	6.20%	48.20%	(124.60%)
Current and deferred portion of income tax expense
Current income tax expense		¥ 74,046	¥ 230,663	¥ 11,204
Deferred income tax expense	$ 8,461	58,176	3,564	47,054
Income tax expense	$ 19,231	¥ 132,222	¥ 234,227	¥ 58,258